Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company’s practice is to grant long-term incentive equity awards to executive officers in February each year at the first in-person meeting of the Compensation Committee. The Compensation Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSAs, and stock options) to executive officers. The February meeting of the Compensation Committee typically occurs two weeks after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year. In 2025, the stock options approved by the Committee were effective six days after the filing of the Form 10-K.
The timing and terms of equity award grants in 2025 were not based on or otherwise related to business or operational milestones, strategic planning, market performance, or any other source that could be considered material nonpublic information. Instead, the timing of grants was in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s practice is to grant long-term incentive equity awards to executive officers in February each year at the first in-person meeting of the Compensation Committee.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false